Accumulated Losses and Reserves	12 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Accumulated Losses and Reserves

Note 30. Accumulated Losses and Reserves

	2025	2024
	US$(000's)	US$(000's)
(a) Movements in accumulated losses were as follows:
Balance at July 1	(579,704)	(359,462)
Net loss for the period	(162,791)	(220,242)
Balance at June 30	(742,495)	(579,704)

(b) Reserves
Fair value of Investments reserve (i)	1,085	1,085
Share-based payments reserve (ii)	22,764	16,636
Foreign translation reserve (iii)	20,089	20,089
Total reserves	43,938	37,810

(i) Movement in fair value of investments reserve:
Opening balance	1,085	1,085
Closing balance	1,085	1,085

(ii) Movement in share-based payments reserve:
Opening balance	16,636	11,551
Share-based payments expense	6,128	5,085
Exercise of options	—	—
Closing balance	22,764	16,636

(iii) Movement in foreign translation reserve:
Opening balance	20,089	20,089
(Gains)/loss on translation	—	—
Closing balance	20,089	20,089

Nature and purpose of reserves

Fair value of investments reserve

This reserve records fair value changes on listed investments. As at June 30, 2025 and 2024, no remaining investments are held by the Group. Management's accounting policy is to not reclassify the realized fair value to accumulated loss upon disposal.

Share‑based payment reserve

This reserve is used to record the value of equity benefits provided to executives and employees as part of their remuneration.

Foreign currency translation reserve

The reserve records the value of foreign currency movements on the initial translation of financial statements from A$ to US$ that was completed in 2021.